Related Party Transactions - Related Party Loans (Details) - CIK0001812667 CC Neuberger Principal Holdings II - USD ($)				8 Months Ended
	Jan. 07, 2022	Aug. 04, 2020	May 19, 2020	Dec. 31, 2020	Mar. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Proceeds received from note payable to related party				$ 50,000
Borrowed loan amount		$ 267,000
Price of warrants (in dollars per share)		$ 1.00				$ 1.00
Loans convertible into warrants					$ 2,500,000	$ 2,500,000
Working Capital Loans
Related Party Transaction [Line Items]
Proceeds received from note payable to related party		$ 0	$ 0
Proceeds from unsecured promissory note	$ 800,000
Maximum
Related Party Transaction [Line Items]
Amount agreed to be loaned			$ 300,000